Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies
Commitments and Contingencies

12. Commitments and Contingencies

The Group had the following capital commitments:

September 30, 2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,615

The Group does not have any other significant commitments or contingencies.